Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0001090872
Registrant Name	AGILENT TECHNOLOGIES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES